Note 9 - Term Loans and Line of Credit Agreements (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	2020
	Gross Amount	Debt Issuance Costs	Net Amount
Term Loan Agreement	$21,944	$(373)	$21,571
Paycheck Protection Program Loans	1,964	-	1,964
Total	23,908	(373)	23,535
Less current portion	1,636	(42)	1,594
Long-term debt	$22,272	$(331)	$21,941
	2019
	Gross Amount	Debt Issuance Costs	Net Amount
New Term Loan Agreement	$23,000	$(415)	$22,585
Less current portion	1,057	(42)	1,015
Long-term debt	$21,943	$(373)	$21,570

Schedule of Maturities of Long-term Debt [Table Text Block]
2021	$1,636
2022	2,495
2023	1,339
2024	1,290
2025	1,356
Thereafter	15,792
Total	$23,908